Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,805.43
Total Fee Amount	1,805.43
Total Transaction Valuation	11,792,496
Total Offset Amount
Net Fee	$ 0.00